CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Cash Flows from Operating Activities
Net loss	$ (44,096)	$ (29,714)
Change in operating assets and liabilities:
Accounts payable	1,675	10,514
Accrued interest, notes payable	2,706	74
Accrued interest, notes payable - related parties	595	9
Accrued interest, convertible notes payable	631	214
Accrued interest, convertible notes payable - related parties	286	577
Net Cash used by operating activities	(38,203)	(18,326)
Cash Flows from Investing Activities
Land improvement costs	(42,363)	0
Net Cash used by Investing Activities	(42,363)	0
Cash Flows from Financing Activities
Proceeds from sale of common stock units	101,500	0
Proceeds from issuance of notes payable - related parties	20,600	0
Proceeds from issuance of convertible notes payable	5,000	10,000
Proceeds from issuance of convertible notes payable - related party	0	10,000
Net Cash from Financing Activities	127,100	20,000
Net Increase in cash	46,534	1,674
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	2,846	1,172
Cash and Cash Equivalents, at Carrying Value, Ending Balance	49,380	2,846
Interest	0	0
Income taxes	0	0
Non-Cash Investing and Financing Activities:
Properties, Inc. and associated land	0	55,000
Conversion of convertible notes payable and related accrued interest into common stock	10,863	0
Conversion of convertible notes payable - related parties and related accrued interest into common stock	15,845	0
Issuance of notes payable - related party for land improvements	$ 3,800	$ 0